UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III               Holland, MI                11/06/06
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      61

Form 13F Information Table Value Total:  $117,936
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                              September 30, 2006

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

ALLIANCE BANKSHARES CP COM         COM    018535104        374       22275    SH          Sole            22275
ALLSCRIPTS HLTHCAR SOL COM         COM    01988P108       1132       50340    SH          Sole            15200              35140
AMERICAN CAPITAL STRAT COM         COM    024937104        826       20915    SH          Sole            15300               5615
AMERICAN INTL GROUP COM            COM    026874107       3531       53290    SH          Sole            19671              33619
AMGEN INC COM                      COM    031162100       4372       61120    SH          Sole             9740              51380
BANCSHARES FLA INC COM             COM    05976U102        379       18000    SH          Sole            18000
BANK OF AMERICA CORP NEW COM       COM    060505104       3154       58872    SH          Sole            14744              44128
BERKSHIRE HATHAWAY INC CL B        COM    084670207        260          82    SH          Sole                                  82
BEST BUY INC COM                   COM    086516101       3742       69870    SH          Sole            11100              58770
CAPITAL ONE FINL CORP COM          COM    14040H105        393        5000    SH          Sole             5000
CISCO SYSTEMS INC.                 COM    17275R102       5158      224476    SH          Sole            31998             192478
COACH INC COM                      COM    189754104       1428       41512    SH          Sole             6710              34802
COBIZ INC COM                      COM    190897108        457       20000    SH          Sole            20000
COGNIZANT TECH SOLUTNS CL A        COM    192446102       2849       38490    SH          Sole             6450              32040
CRESCENT FINL CORP COM             COM    225744101        235       17500    SH          Sole            17500
DEARBORN BANCORP INC COM           COM    24242R108        709       29820    SH          Sole            29820
EBAY INC COM                       COM    278642103       1773       62535    SH          Sole            11650              50885
ENTERPRISE FINL SVCS COM           COM    293712105        432       14000    SH          Sole            14000
EXXON MOBIL CORP COM               COM    30231G102       4110   61249.337    SH          Sole             9600          51649.337
FIRST DATA CORP COM                COM    319963104        504       12000    SH          Sole            12000
FIRST MIDWEST BANCORP              COM    320867104        736       19421    SH          Sole            17781               1640
FIRST SOURCE CORPORATION           COM    336901103        298       10107    SH          Sole            10107
FIRSTBANK CORP MICH COM            COM    33761G104        419     17669.1    SH          Sole          12660.9             5008.2
FISERV INC.                        COM    337738108       5607      119063    SH          Sole            28801              90262
GATEWAY FINL HLDGS INC COM         COM    368140109        286       20000    SH          Sole            19000               1000
GENERAL ELECTRIC                   COM    369604103       4102      116214    SH          Sole            20350              95864
GENTEX CORP COM                    COM    371901109        442   31125.766    SH          Sole            16520          14605.766
GOOGLE INC CL A                    COM    38259P508        724        1802    SH          Sole              575               1227
HUNTINGTON BANCSHARES COM          COM    446150104       3680      153780    SH          Sole                              153780
INDEPENDENT BANK CORPORATION       COM    453838104        957     39420.9    SH          Sole         25333.25           14087.65
INTUITIVE SURGICAL INC COM NEW     COM    46120E602       1041        9875    SH          Sole             3300               6575
IRWIN FINL CORP COM                COM    464119106        383       19600    SH          Sole            19600
JDS UNIPHASE CORP COM              COM    46612j101         31       14050    SH          Sole                               14050
JOHNSON & JOHNSON COM              COM    478160104       4782   73630.905    SH          Sole             9250          64380.905
LAKELAND FINL CORP COM             COM    511656100        912       38800    SH          Sole            31100               7700
LOWES COS INC COM                  COM    548661107       4051      144378    SH          Sole            19100             125278
MACATAWA BANK CORPORATION          COM    554225102       8230      359552    SH          Sole           359552
MAF BANCORP INC.                   COM    55261R108        696       16853    SH          Sole            15503               1350
MB FINANCIAL INC NEW COM           COM    55264U108       1369       37123    SH          Sole            33403               3720
MERCANTILE BANK CORP COM           COM    587376104        530       13397    SH          Sole                               13397
MIDWEST BANK HOLDINGS              COM    598251106        488       20000    SH          Sole            20000
MORNINGSTAR INC COM                COM    617700109       2369       64203    SH          Sole            23450              40753
NATIONAL CITY CORP COM             COM    635405103        414       11313    SH          Sole                               11313
OAK HILL FINL INC COM              COM    671337103        421       17000    SH          Sole            17000
PINNACLE FINL PARTNERS COM         COM    72346Q104       1270       35480    SH          Sole            25935               9545
POWERSHARES ETF TRUST WNDRHLL      COM    73935X500       1161       69035    SH          Sole             8450              60585
REPUBLIC BANCORP INC COM           COM    760282103        652       48899    SH          Sole            46081               2818
SCHLUMBERGER LTD COM               COM    806857108       2936       47325    SH          Sole             8310              39015
SEI INVESTMENTS CO COM             COM    784117103       2567       45690    SH          Sole            16000              29690
STERICYCLE INC COM                 COM    858912108       3758       53845    SH          Sole             9720              44125
STRYKER CORP COM                   COM    863667101       3402       68600    SH          Sole            10750              57850
TEVA PHARMACEUTICAL INDS. ADR      COM    881624209       4265      125115    SH          Sole            21100             104015
THORNBURG MTG INC COM              COM    885218107        250        9800    SH          Sole             1500               8300
TOWER FINANCIAL                    COM    891769101       1944      106301    SH          Sole            57185              49116
UNITED NAT FOOD INC COM            COM    911163103       2803       90460    SH          Sole            13600              76860
WALGREEN COMPANY                   COM    931422109       4145       93372    SH          Sole            14475              78897
WELLS FARGO & CO NEW COM           COM    949746101       5143      142142    SH          Sole            20248             121894
WHOLE FOODS MKT INC COM            COM    966837106       2143       36055    SH          Sole             8580              27475
WINTRUST FINL CORP COM             COM    97650W108       2108       42030    SH          Sole            17900              24130
ZIONS BANCORPORATION COM           COM    989701107        223        2800    SH          Sole             1600               1200
VANGUARD INDEX FDS MID CAP VIP     ETF    922908629        380        5548    SH          Sole              200               5348

REPORT SUMMARY                      61    DATA RECORDS  117936                 0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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